Feb. 28, 2025
Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small non-U.S. developed market companies based on their fundamental size and weight.

Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.39
Other expenses	None
Total annual fund operating expenses	0.39

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$40	$125	$219	$493

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the fund generally invests in stocks that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index†. The index selects, ranks, and weights securities by fundamental measures of company size – adjusted sales, retained operating cash flow, and dividends plus buybacks – rather than market capitalization. The index measures the performance of the small company size segment by fundamental overall company scores (scores), which are created using as the universe the developed ex U.S. companies in the RAFI Global Equity Investable Universe (the parent universe). Securities are grouped in order of decreasing score and each company receives a weight based on its percentage of the total scores of the developed ex U.S. companies within the parent universe. The index is comprised of the smallest developed ex U.S. companies by fundamental size. The bottom 12.5% of the companies by cumulative fundamental score are included in the index. The companies included in the index, and their respective weights, are determined annually and are implemented using a partial quarterly reconstitution methodology in which the index is split into four equal segments and each segment is rebalanced on a rolling quarterly basis. method of calculating the components of the index is subject to change.
It is the fund’s policy that, under normal circumstances, it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks included in the index, including depositary receipts representing securities of the index; which may be in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). The fund will notify its shareholders at least 60 days before changing this policy. The fund will generally seek to replicate the performance of the index by giving the same weight to a given stock as the index does. However, when the investment adviser believes it is in the best interest of the fund, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the investment adviser may cause the fund’s weighting of a stock to be more or less than the index’s weighting of the stock. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index. The fund does not hedge its exposure to foreign currencies. However, the fund may
†
Index ownership – The RAFI Fundamental High Liquidity Developed ex US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab Fundamental International Small Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.

use forward contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in the index. The principal types of these investments include, but are not limited to, those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index or as necessary to reflect various corporate actions (such as mergers and spin-offs), (b) other investment companies, and (c) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to seek returns on the fund’s otherwise uninvested cash assets to help it better track the index. The fund may also invest in cash and cash equivalents, including money market funds, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.
The fund uses an “indexing” investment approach, which attempts to replicate the performance of the index by purchasing a basket of securities that compose the index. However it may not be possible or practicable for the fund to invest in all of the securities comprising the index or in proportion to their weightings in the index. In these circumstances, it is possible that the investment adviser may use sampling techniques if the investment adviser believes such use will best help the fund to track the index or is otherwise in the best interest of the fund. Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. When using sampling techniques, the investment adviser uses quantitative analysis to select stocks from the index universe to obtain a representative sample of stocks that resembles the index in terms of key risk factors, performance attributes and other characteristics. The fund reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective.
The fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry, group of industries or sector to approximately the extent that the index the fund is designed to track is also so concentrated.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The MSCI EAFE Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Annual Total Returns (%) as of 12/31

Best Quarter: 18.33% Q2 2020 Worst Quarter: (28.91%) Q1 2020
Average Annual Total Returns as of 12/31/24
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	1.27%	3.15%	5.34%
After taxes on distributions	0.33%	2.31%	4.53%
After taxes on distributions and sale of shares	1.67%	2.54%	4.27%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
MSCI EAFE Index (Net)(1)	3.82%	4.73%	5.20%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net)(1)(2)	—	—	—
Russell RAFI Developed ex US Small Company Index (Net)(1)	1.62%	3.46%	5.63%
Fundamental Developed ex US Small Spliced Index(1)(3)	1.81%	3.50%	5.65%

(1)
The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

(2)
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Small Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.

(3)
The Fundamental Developed ex US Small Spliced Index is an internally calculated index comprised of the Russell RAFI Developed ex US Small Company Index (Net) from October 19, 2012, until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) from June 22, 2024, forward.

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.